Intangibles (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Opening cost	$ 74,450
Amortization	18,636	$ 18,926
Ending cost	55,316	74,450
Revenues	477,388	473,481
Business Enablement Services
Disclosure of detailed information about intangible assets [line items]
Revenues	24,907	29,210
Business Enablement Services - Support revenues
Disclosure of detailed information about intangible assets [line items]
Revenues	48,279	45,245
Canada
Disclosure of detailed information about intangible assets [line items]
Revenues	218,532	251,902
Canada | Business Enablement Services
Disclosure of detailed information about intangible assets [line items]
Revenues	4,468	3,628
Canada | Business Enablement Services - Support revenues
Disclosure of detailed information about intangible assets [line items]
Revenues	9,608	12,175
U.S.
Disclosure of detailed information about intangible assets [line items]
Revenues	233,158	200,515
U.S. | Business Enablement Services
Disclosure of detailed information about intangible assets [line items]
Revenues	20,153	25,441
U.S. | Business Enablement Services - Support revenues
Disclosure of detailed information about intangible assets [line items]
Revenues	38,281	32,802
International
Disclosure of detailed information about intangible assets [line items]
Revenues	25,698	21,064
International | Business Enablement Services
Disclosure of detailed information about intangible assets [line items]
Revenues	286	141
International | Business Enablement Services - Support revenues
Disclosure of detailed information about intangible assets [line items]
Revenues	390	268
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening cost	68,051
Ending cost	53,226	68,051
Software
Disclosure of detailed information about intangible assets [line items]
Opening cost	1,627
Ending cost	625	1,627
Tradenames
Disclosure of detailed information about intangible assets [line items]
Opening cost	3,020
Ending cost	0	3,020
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Opening cost	1,752
Ending cost	1,465	1,752
Cost
Disclosure of detailed information about intangible assets [line items]
Opening cost	204,151	189,745
Additions, purchased	0	116
Additions through business acquisition (note 4)	6,895	9,700
Additions, internally generated	316	123
Disposals / retirements	(9,393)	(1,572)
Disposals through divestiture	23,530	0
Foreign currency translation adjustment	(3,195)	6,039
Ending cost	175,244	204,151
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening cost	175,492	163,297
Additions, purchased	0	0
Additions through business acquisition (note 4)	6,527	7,800
Additions, internally generated	0	0
Disposals / retirements	(3,058)	(424)
Disposals through divestiture	9,185	0
Foreign currency translation adjustment	(2,496)	4,819
Ending cost	167,280	175,492
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Opening cost	16,833	15,866
Additions, purchased	0	116
Additions through business acquisition (note 4)	24	300
Additions, internally generated	316	123
Disposals / retirements	(46)	(338)
Disposals through divestiture	10,918	0
Foreign currency translation adjustment	(414)	766
Ending cost	5,795	16,833
Cost | Tradenames
Disclosure of detailed information about intangible assets [line items]
Opening cost	3,020	2,844
Additions, purchased	0	0
Additions through business acquisition (note 4)	0	0
Additions, internally generated	0	0
Disposals / retirements	0	0
Disposals through divestiture	2,879	0
Foreign currency translation adjustment	(141)	176
Ending cost	0	3,020
Cost | Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Opening cost	8,806	7,738
Additions, purchased	0	0
Additions through business acquisition (note 4)	344	1,600
Additions, internally generated	0	0
Disposals / retirements	(6,289)	(810)
Disposals through divestiture	548	0
Foreign currency translation adjustment	(144)	278
Ending cost	2,169	8,806
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Opening cost	(129,701)	(108,472)
Amortization	18,636	18,926
Impairment loss recognised in profit or loss, intangible assets other than goodwill	4,905
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9		0
Disposals / retirements	9,347	1,572
Disposals through divestiture	(21,869)	0
Foreign currency translation adjustment	2,098	(3,875)
Ending cost	(119,928)	(129,701)
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening cost	(107,441)	(91,530)
Amortization	16,895	13,321
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	3,543	0
Disposals / retirements	3,058	424
Disposals through divestiture	(9,185)	0
Foreign currency translation adjustment	1,582	(3,014)
Ending cost	(114,054)	(107,441)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Opening cost	(15,206)	(10,578)
Amortization	1,253	4,361
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	0	0
Disposals / retirements	0	338
Disposals through divestiture	(10,918)	0
Foreign currency translation adjustment	371	(605)
Ending cost	(5,170)	(15,206)
Accumulated amortization | Tradenames
Disclosure of detailed information about intangible assets [line items]
Opening cost	0	0
Amortization	0	0
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	1,225	0
Disposals / retirements	0	0
Disposals through divestiture	(1,218)	0
Foreign currency translation adjustment	7	0
Ending cost	0	0
Accumulated amortization | Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Opening cost	(7,054)	(6,364)
Amortization	488	1,244
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	137	0
Disposals / retirements	6,289	810
Disposals through divestiture	(548)	0
Foreign currency translation adjustment	138	(256)
Ending cost	$ (704)	$ (7,054)